Information by Segment - By business unit (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of operating segments [line items]
Total revenues	$ 24,782	$ 492,966	$ 506,711	$ 469,744
Gross profit	9,534	189,653	191,481	175,170
Administrative expenses	1,156	22,988	19,930	17,313
Selling expenses	6,204	123,405	121,871	114,573
Other income	168	3,343	1,013	673
Other expenses	622	12,381	4,905	2,947
Interest expense	881	17,516	14,133	9,825
Interest income	106	2,100	3,168	2,832
Other net finance loss		505	(2,527)	(387)
Income before income taxes and share of the profit of equity accounted investees	970	19,311	32,296	33,630
Income taxes	745	14,819	10,476	10,169
Share of the profit of equity accounted investees, net of tax	(37)	(736)	6,228	6,252
Net income from continuing operations	188	3,756	28,048	29,713
Net income from discontinued operations				3,366
Consolidated net income	188	3,756	28,048	33,079
Depreciation and amortization		28,049	25,809	17,237
Non-cash items other than depreciation and amortization		2,421	2,495	1,645
Investments in equity accounted investees	4,940		97,470	94,315	$ 98,270
Total assets	34,428		637,541	576,381	684,848
Total liabilities	$ 18,986		311,790	240,839	377,661
Investments in fixed assets			25,579	24,266	20,893
Discontinued operations [member]
Disclosure of operating segments [line items]
Total revenues				24,167
Gross profit				6,807
Other expenses				7
Net income from discontinued operations				3,366
Coca-Cola FEMSA [member]
Disclosure of operating segments [line items]
Total revenues		178,599	188,784	177,182
FEMSA Comercio Fuel Retail Division [member]
Disclosure of operating segments [line items]
Total revenues		34,283	47,841	46,936
FEMSA Comercio Health Retail Division [member]
Disclosure of operating segments [line items]
Total revenues		65,172	58,922	51,739
Other [member]
Disclosure of operating segments [line items]
Total revenues		34,086	26,679	26,719
Consolidation adjustments [member]
Disclosure of operating segments [line items]
Total revenues		(20,804)	(21,132)	(21,024)
Intercompany Revenues		(20,804)	(21,132)	(21,024)
Gross profit		(5,152)	(5,096)	(4,626)
Interest expense		(3,722)	(3,209)	(2,496)
Interest income		(3,722)	(3,110)	(2,496)
Income before income taxes and share of the profit of equity accounted investees		485	359	30
Depreciation and amortization		(103)	(112)
Total assets			(54,981)	(42,462)	(59,054)
Total liabilities			(55,017)	(42,559)	(58,821)
Investments in fixed assets			(180)	(317)	(144)
Consolidation adjustments [member] | Coca-Cola FEMSA [member]
Disclosure of operating segments [line items]
Total revenues		(5,016)	(5,688)	(5,160)
Intercompany Revenues		5,016	5,688	5,160
Consolidation adjustments [member] | FEMSA Comercio Fuel Retail Division [member]
Disclosure of operating segments [line items]
Total revenues		(9)	(11)
Intercompany Revenues		9	11
Consolidation adjustments [member] | FEMSA Comercio Proximity Division [member]
Disclosure of operating segments [line items]
Intercompany Revenues		451	325	290
Consolidation adjustments [member] | Other [member]
Disclosure of operating segments [line items]
Total revenues		(15,328)	(15,108)	(15,574)
Intercompany Revenues		15,328	15,108	15,574
Operating segments [member]
Disclosure of operating segments [line items]
Total revenues		513,770	527,843	490,768
Operating segments [member] | Coca-Cola FEMSA [member]
Disclosure of operating segments [line items]
Total revenues		183,615	194,471	182,342
Gross profit		82,811	87,507	83,938
Interest expense		7,894	6,904	7,568
Interest income		1,048	1,230	1,004
Income before income taxes and share of the profit of equity accounted investees		16,077	18,409	17,190
Income taxes		5,428	5,648	5,260
Share of the profit of equity accounted investees, net of tax		(281)	(131)	(226)
Depreciation and amortization		10,608	10,642	10,028
Non-cash items other than depreciation and amortization		1,494	1,083	755
Investments in equity accounted investees			9,751	10,518	7,623
Total assets			257,841	263,787	263,066
Total liabilities			128,154	132,037	140,609
Investments in fixed assets			11,465	11,069	10,354
Operating segments [member] | FEMSA Comercio Fuel Retail Division [member]
Disclosure of operating segments [line items]
Total revenues		34,292	47,852	46,936
Gross profit		4,300	4,775	4,231
Interest expense		1,099	1,175	211
Interest income		40	114	159
Income before income taxes and share of the profit of equity accounted investees		(224)	124	407
Income taxes		(29)	49	123
Depreciation and amortization		865	855	152
Non-cash items other than depreciation and amortization		22	105	11
Total assets			17,701	7,015	15,878
Total liabilities			16,754	6,142	14,257
Investments in fixed assets			706	520	549
Operating segments [member] | FEMSA Comercio Health Retail Division [member]
Disclosure of operating segments [line items]
Total revenues		65,172	58,922	51,739
Gross profit		19,575	17,645	15,865
Interest expense		1,540	1,226	678
Interest income		162	10	14
Income before income taxes and share of the profit of equity accounted investees		753	1,487	1,438
Income taxes		243	556	652
Depreciation and amortization		3,543	3,112	983
Non-cash items other than depreciation and amortization		28	23	22
Total assets			54,366	35,881	60,107
Total liabilities			53,468	23,357	46,038
Investments in fixed assets			1,529	1,162	1,694
Operating segments [member] | FEMSA Comercio Proximity Division [member]
Disclosure of operating segments [line items]
Total revenues		181,277	184,810	167,458
Gross profit		74,296	75,099	65,529
Interest expense		5,932	5,733	1,806
Interest income		388	338	372
Income before income taxes and share of the profit of equity accounted investees		6,409	11,458	13,335
Income taxes		(280)	923	1,124
Share of the profit of equity accounted investees, net of tax		(18)	9	(17)
Depreciation and amortization		10,574	9,604	4,971
Non-cash items other than depreciation and amortization		739	529	367
Investments in equity accounted investees			3,719	84	3,102
Total assets			117,229	75,146	121,200
Total liabilities			98,468	56,468	104,141
Investments in fixed assets			10,374	9,441	6,907
Operating segments [member] | REPLACED Heineken Investment [member]
Disclosure of operating segments [line items]
Interest expense			1	1
Interest income		61	23	22
Income before income taxes and share of the profit of equity accounted investees		48	10	11
Income taxes		12	(491)	4
Share of the profit of equity accounted investees, net of tax		(434)	6,428	6,478
Investments in equity accounted investees			83,789	83,461	87,291
Total assets			86,639	86,340	92,444
Total liabilities			3,151	4,054	4,011
Operating segments [member] | Other [member]
Disclosure of operating segments [line items]
Total revenues		49,414	41,788	42,293
Gross profit		13,823	11,551	10,233
Interest expense		4,773	2,303	2,057
Interest income		4,123	4,563	3,757
Income before income taxes and share of the profit of equity accounted investees		(4,237)	449	1,219
Income taxes		9,445	3,791	3,006
Share of the profit of equity accounted investees, net of tax		(3)	(78)	17
Depreciation and amortization		2,562	1,708	1,103
Non-cash items other than depreciation and amortization		$ 138	755	490
Investments in equity accounted investees			211	252	254
Total assets			158,746	150,674	191,207
Total liabilities			66,812	61,340	127,426
Investments in fixed assets			$ 1,685	$ 2,391	$ 1,533